SCHEDULE OF LOAN TO PARENT COMPANY (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Short-Term Debt [Line Items]
Loan from Parent Company	$ 6,384	$ 5,819
Line of Credit [Member]
Short-Term Debt [Line Items]
Loan from Parent Company	$ 2,116	$ 2,054